Income Taxes - Reconciliation of Income Taxes Computed at United States Federal Statutory Tax Rate to Income Tax (Benefit) Expense (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Line Items]
Income tax (benefit) expense	$ (13,952,000)	$ (2,993,000)	$ 7,577,000	$ (906,000)
Successor [Member]
Income Tax Reconciliation [Line Items]
(Loss) income before income taxes		(15,200,000)	22,200,000	(19,500,000)
Income tax (benefit) expense at U.S. Federal statutory rate		(5,300,000)	7,700,000	(6,800,000)
Federal income tax expense related to unremitted earnings of non-U.S. subsidiaries		4,400,000	1,700,000	3,200,000
U.S. Federal and foreign withholding tax on dividend from non-U.S. subsidiary		400,000	500,000	2,400,000
Non-U.S. income not taxable, non-U.S. income tax losses not benefited and rate differential		(600,000)	900,000	(700,000)
Federal income taxes related to "check the box" election		(200,000)	(300,000)	100,000
State income taxes, net of Federal income tax benefit		300,000	(2,500,000)	100,000
Other		(2,000,000)	(400,000)	800,000
Income tax (benefit) expense		(2,993,000)	7,577,000	(906,000)
Predecessor [Member]
Income Tax Reconciliation [Line Items]
(Loss) income before income taxes	(41,900,000)
Income tax (benefit) expense at U.S. Federal statutory rate	(14,700,000)
Federal income tax expense related to unremitted earnings of non-U.S. subsidiaries
U.S. Federal and foreign withholding tax on dividend from non-U.S. subsidiary
Non-U.S. income not taxable, non-U.S. income tax losses not benefited and rate differential
Federal income taxes related to "check the box" election
State income taxes, net of Federal income tax benefit	(700,000)
Other	1,400,000
Income tax (benefit) expense	$ (13,952,000)